RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS [abstract]
Schedule of related party transactions

		Years ended December 31,
	Note	2015	2016	2017
		RMB	RMB	RMB
Sales of goods	(i)	211,197	194,179	244,211
Purchases	(ii)	92,627	118,242	165,993
Transportation and storage	(iii)	1,299	1,333	7,716
Exploration and development services	(iv)	37,444	27,201	21,210
Production related services	(v)	10,880	10,816	20,824
Ancillary and social services	(vi)	6,754	6,584	6,653
Operating lease charges for land	(vii)	10,618	10,474	8,015
Operating lease charges for buildings	(vii)	462	449	510
Other operating lease charges	(vii)	302	456	626
Agency commission income	(viii)	116	129	127
Interest income	(ix)	207	209	807
Interest expense	(x)	1,194	996	554
Net deposits placed with related parties	(ix)	(14,082)	(21,770)	(7,441)
Net loans (repaid to)/ obtained from to related parties	(xi)	(57,881)	(24,877)	5,279

Notes:

(i)Sales of goods represent the sale of crude oil, intermediate petrochemical products, petroleum products and ancillary materials.

(ii)Purchases represent the purchase of materials and utility supplies directly related to the Group’s operations such as the procurement of raw and ancillary materials and related services, supply of water, electricity and gas.

(iii)Transportation and storage represent the cost for the use of railway, road and marine transportation services, pipelines, loading, unloading and storage facilities.

(iv)    Exploration and development services comprise direct costs incurred in the exploration and development such as geophysical, drilling, well testing and well measurement services.

(v)     Production related services represent ancillary services rendered in relation to the Group’s operations such as equipment repair and general maintenance, insurance premium, technical research, communications, firefighting, security, product quality testing and analysis, information technology, design and engineering, construction of oilfield ground facilities, refineries and chemical plants, manufacture of replacement parts and machinery, installation, project management and environmental protection.

(vi)    Ancillary and social services represent expenditures for social welfare and support services such as educational facilities, media communication services, sanitation, accommodation, canteens, property maintenance and management services.

(vii)   Operating lease charges represent the rental paid to Sinopec Group Company for operating leases in respect of land, buildings and equipment.

(viii)  Agency commission income represents commission earned for acting as an agent in respect of sales of products and purchase of materials for certain entities owned by Sinopec Group Company.

(ix)     Interest income represents interest received from deposits placed with Sinopec Finance Company Limited and Sinopec Century Bright Capital Investment Limited, finance companies controlled by Sinopec Group Company. The applicable interest rate is determined in accordance with the prevailing saving deposit rate. The balance of deposits as of December 31, 2016 and 2017 were RMB 40,073 and RMB 47,514, respectively.

(x)     Interest expense represents interest charges on the loans and advances obtained from Sinopec Group Company and fellow subsidiaries.

(xi)     The Group obtained or repaid loans from or to Sinopec Group Company and fellow subsidiaries.

Schedule of amount due from/to related parties

	December 31,
	2016	2017
	RMB	RMB

Trade accounts receivable	10,978	12,903
Other receivable	12,860	5,444
Prepaid expenses and other current assets	570	189
Long-term prepayments and other assets	20,385	20,726

Total	44,793	39,262

Trade accounts payable	19,419	22,849
Accrued expenses and other payables	21,590	20,990
Other long-term liabilities	9,998	10,165
Short-term loans and current portion of long-term loans from Sinopec Group Company and fellow subsidiaries	18,580	25,311
Long-term loans excluding current portion from Sinopec Group Company and fellow subsidiaries	44,772	43,320

Total	114,359	122,635

Schedule of key management personnel emoluments
	Years ended December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000

Short-term employee benefits	5,225	5,648	5,344
Retirement scheme contributions	510	499	424

	5,735	6,147	5,768